Offerings	Jul. 29, 2026 USD ($)
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Shares
Fee Rate	0.01381%
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Subscription Receipts
Fee Rate	0.01381%
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Offering: 5
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Shares Represented by Depositary Shares
Fee Rate	0.01381%
Offering: 6
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 35,425,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,892.19
Offering Note	There are being registered under this registration statement on Form F-10 (the "Registration Statement") such indeterminate number of common shares, warrants, subscription receipts, units, common shares represented by depositary shares and debt securities (the "Securities") of Deep Sea Minerals Corp. (the "Registrant") as shall have an aggregate initial offering price not to exceed US$35,425,000 (converted from C$50,000,000 at an exchange rate of C$1.00 = US$0.7085) which was the daily exchange rate as reported by the Bank of Canada on July 27, 2026, a date within 5 business days of filing this Registration Statement. The proposed maximum initial offering price per Security will be determined, from time to time, by the Registrant in connection with the sale of the Securities under this Registration Statement. In addition, pursuant to Rule 416 under the Securities Act of 1933 (the "Securities Act"), as amended, the common shares being registered hereunder include such indeterminate number of common shares as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends, or similar transactions. Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act.